Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,074,907)	$ (1,232,084)	$ (7,995,474)	$ (5,365,196)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	24,845	9,222	61,897	21,796
Share based compensation	$ 207,112	33,750	1,333,871	1,946,772
Accretion expense		342,073	539,319	$ 829,969
Realized loss on sale of marketable securities acquired in equity financing			42,421
Beneficial conversion feature		31,221	2,324,759
Amortization of deferred financing costs		$ 45,392	$ 60,523	$ 14,159
Loss on extinguishment of debt				$ 32,853
Change in fair value of warrant liability	$ (136,500)		$ 118,300
Warrants issued for services				$ 42,993
Net changes in assets and liabilities
Other receivable		$ 20,000	$ 20,000	(20,000)
Prepaid expenses	$ (13,862)	(21,427)	67,165	81,766
Deferred financing costs		45,392
Refundable deposit	$ (2,100)	(238,952)	(268,585)	(10,367)
Accounts payable and accrued expenses			44,915	89,960
Accounts payable	43,382	439,651
Accrued expenses	53,114	32,662
Interest payable	(2,351)	50,080	66,064	135,761
NET CASH USED IN OPERATING ACTIVITIES	(901,267)	(519,633)	(3,584,825)	$ (2,199,534)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of marketable securities			1,214,212
Purchase of equipment	97,922	7,533	65,646	$ 172,724
NET CASH PROVIDED BY INVESTING ACTIVITIES	$ (97,922)	(7,533)	1,148,566	(172,724)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debt		$ 225,000	615,000	$ 2,055,000
Proceeds from issuance of common stock and warrants, net	$ (111,563)		711,053
Proceeds from issuance of short-term notes			65,000	$ (74,682)
Proceeds from issuance of Series B preferred stock and warrant, net	$ 1,945,244		1,062,420
Payment of convertible notes		$ (100,000)	(100,000)
Payment of capital lease obligation	$ (23,999)		(48,962)
Payment of short-term debt	(35,750)		(93,840)	$ (93,840)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,773,932	$ 125,000	2,210,671	1,886,478
Net decrease in cash and cash equivalents	774,743	(402,166)	(225,588)	(485,780)
Cash at the beginning of the year	257,820	483,408	483,408	969,188
Cash at the end of the period	$ 1,032,563	81,242	257,820	$ 483,408
Common stock issued for services not yet rendered (prepaid expense)		67,500
Issuance on lease financing for fixed assets		318,603
Financing of insurance premium through short-term debt	$ 107,250	93,840
Warrants issued with convertible notes		35,289
Beneficial conversion feature		$ 31,221	$ 2,324,759
Warrants issued to placement agent	$ 158,441
Series B Preferred Stock accrued dividends	55,262
Series B Preferred PIK dividend	26,498
Reclassification of equipment to assets held for sale	$ 85,196